NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2017 and 2016 consist of advance installments of $22,790 for both years, of capital contributions to operating limited partnerships. The notes are comprised of interest bearing notes at prime + 1.75%. Prime was 3.25% as of March 31, 2017 and 2016. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2017 and 2016 by series are as follows:

	2017	2016

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	22,790	22,790
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$22,790	$22,790